Related party transactions - Additional Information (Details)																					1 Months Ended		12 Months Ended
	Sep. 03, 2021 USD ($)	Jun. 07, 2021 shares	May 07, 2021 USD ($)	Mar. 12, 2021 USD ($)	Dec. 11, 2020 USD ($)	Oct. 23, 2020 USD ($)	Sep. 04, 2020 shares	Aug. 07, 2020 USD ($)	Aug. 06, 2020 shares	Apr. 24, 2020 USD ($)	Apr. 08, 2020 USD ($)	Mar. 26, 2020 shares	Jun. 04, 2019 shares	May 28, 2019 USD ($)	Mar. 21, 2019 shares	Sep. 14, 2018 shares	Mar. 23, 2018 shares	Dec. 31, 2017	Jan. 03, 2017	Jun. 03, 2016 shares	Aug. 31, 2020 shares	Aug. 31, 2014 USD ($)	Dec. 31, 2021 USD ($) claim shares	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($) claim	Jan. 29, 2018 USD ($)
Related Party Transaction [Line Items]
Revolving Credit Due To Owners And Affiliates																							$ 24,942,000	$ 18,465,000
Indemnification claims filed or received																							0	0	0
Partners' Capital Account, Unit-based Compensation																							$ 211,000	$ 181,000	$ 194,000
Director [Member]
Related Party Transaction [Line Items]
Total Board of Directors' fees																							670,000	571,000	496,000
Partners' Capital Account, Unit-based Compensation																							$ 211,000	181,000
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Units granted | shares												8,100			10,917	28,018	14,584			21,500	15,378
Unvested units forfeited | shares									15,378
Unvested units | shares																							0
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Reduction of loan				$ 300,000																				11,900,000
Insurance recoveries																									100,000
Percentage Of Ownership Interest In Acquisition																		49.00%	51.00%
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid																							$ 14,500,000	28,500,000	28,400,000
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation | shares		11,960					15,528						11,180
Partners' Capital Account, Unit-based Compensation																							$ 203,000	$ 162,000	$ 194,000
Revolving credit facility
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate																							4.30%	3.60%
Revolving Credit Due To Owners And Affiliates																										$ 85,000,000
Aggregate borrowing capacity			$ 85,000,000																				$ 85,000,000	$ 85,000,000
Amount drawn	$ 14,700,000					$ 10,700,000		$ 6,600,000		$ 4,500,000
Revolving credit facility | Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																									1.40%
Revolving Credit Due To Owners And Affiliates																						$ 85,000,000
Reduction of loan				300,000	$ 3,300,000						$ 8,600,000
Aggregate borrowing capacity				$ 85,000,000										$ 85,000,000
Amount drawn			$ 6,000,000.0
Line of Credit Facility Original Expiration Date																						Jan. 01, 2020
Line of Credit Facility, Expiration Date														Jan. 01, 2023
Revolving Credit Facility Maturing At 2020 [Member] | Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																								3.00%
Revolving Credit Facility Maturing at 2021 and Thereafter [Member] | Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																							4.00%